Intangible Assets, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Indefinite-Lived Trade Names [Member]
Balance
Amortization expense
Balance
Trademarks [Member]
Balance	8,708,997	6,214,823
Amortization expense	2,495,212	2,494,174
Balance	11,204,209	8,708,997
Customer Relationships [Member]
Balance	3,457,724	3,110,008
Amortization expense		347,716
Balance	3,457,724	3,457,724
Intellectual Property [Member]
Balance	2,406
Amortization expense		2,406
Balance	2,406	2,406
Accumulated Amortization [Member]
Balance	12,169,127	9,324,831
Amortization expense	2,495,212	2,844,296
Balance	$ 14,664,339	$ 12,169,127